Average Annual Total Returns - Class A C Shares - Alger Spectra Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Jul. 28, 2069	36.07%	18.45%	16.15%	33.31%	16.54%	14.32%	23.28%	14.50%	12.99%	Sep. 24, 2008	41.48%	18.82%	15.90%	38.26%	20.67%	16.93%